Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended				9 Months Ended		12 Months Ended														12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended					12 Months Ended					12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2010	Sep. 30, 2012 Trade name	Dec. 31, 2011 Trade name	Dec. 31, 2010 Trade name	Sep. 30, 2012 Customer relationships	Dec. 31, 2011 Customer relationships	Dec. 31, 2010 Customer relationships	Sep. 30, 2012 Other	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Sep. 30, 2008 Intermetallics Japan Sumikin Molycorp	Dec. 31, 2010 Common Class A	Sep. 30, 2012 Land	Dec. 31, 2011 Land	Dec. 31, 2010 Land	Dec. 31, 2011 Land improvements	Sep. 30, 2012 Land improvements	Dec. 31, 2010 Land improvements	Dec. 31, 2011 Capitalized Interest Costs [Member]	Dec. 31, 2010 Capitalized Interest Costs [Member]	Sep. 30, 2012 Buildings and improvements	Dec. 31, 2011 Buildings and improvements	Dec. 31, 2010 Buildings and improvements	Dec. 31, 2011 Buildings and improvements Minimum	Dec. 31, 2011 Buildings and improvements Maximum	Sep. 30, 2012 Plant and equipment	Dec. 31, 2011 Plant and equipment	Dec. 31, 2010 Plant and equipment	Dec. 31, 2011 Plant and equipment Minimum	Dec. 31, 2011 Plant and equipment Maximum	Dec. 31, 2011 Vehicles	Sep. 30, 2012 Vehicles	Dec. 31, 2010 Vehicles	Dec. 31, 2011 Computer software	Sep. 30, 2012 Computer software	Dec. 31, 2010 Computer software	Dec. 31, 2011 Furniture and fixtures	Sep. 30, 2012 Furniture and fixtures	Dec. 31, 2010 Furniture and fixtures	Sep. 30, 2012 Construction in progress		Dec. 31, 2011 Construction in progress		Dec. 31, 2010 Construction in progress	Sep. 30, 2012 Mineral properties	Dec. 31, 2011 Mineral properties	Dec. 31, 2010 Mineral properties
Cash and Cash Equivalents [Abstract]
Maximum Term of Original Maturity to Classify Instruments as Cash and Cash Equivalents							3 months
Money Market Funds, at Carrying Value				$ 316,400,000			$ 423,400,000	$ 316,400,000
Gross carrying amount	495,403,000			786,000	495,403,000		3,455,000	786,000			16,586,000	786,000	786,000	350,925,000	2,153,000	0	4,419,000	516,000	0
Mining Reclamation Liability				27,600,000			27,600,000	27,600,000
Property, Plant and Equipment, Useful Life																									15 years								4 years	27 years				2 years	12 years	7 years			5 years			5 years
Property, plant and equipment at cost	1,400,727,000			104,226,000	1,400,727,000		584,865,000	104,226,000														12,292,000	11,059,000	800,000	15,748,000	63,268,000	15,415,000			112,182,000	23,677,000	6,892,000			157,970,000	68,441,000	19,560,000			1,235,000	2,526,000	1,049,000	3,002,000	5,067,000	1,563,000	464,000	733,000	170,000	1,006,632,000	[1]	436,547,000	[1]	34,809,000	24,399,000	24,692,000	23,968,000
Research and Development Expense	8,929,000	2,148,000			18,628,000	5,165,000	8,300,000	2,476,000	1,500,000
Impairment of fixed assets							0	3,114,000	0
Plant modernization and other capital costs	218,100,000	108,500,000			728,200,000	222,800,000	416,800,000	38,600,000																				7,500,000	100,000
Deposits	23,287,000			26,200,000	23,287,000		23,286,000	26,200,000
Security Deposit				18,200,000				18,200,000		18,200,000
Maximum Term to Classify Inventory as Current							12 months
Inventory Chemicals Estimated Useful Life							20 years
Production costs that would have been allocated to additional tons produced, assuming operations at normal production rates	3,900,000	800,000			9,800,000	4,300,000	4,300,000	11,000,000	2,500,000
Inventory R E O Market Price Write Down	15,000,000	0			41,100,000	600,000	2,800,000	2,500,000	9,000,000
Write-down of work-in-process inventory and stockpile based on estimated REO quantities	0	100,000		1,700,000	0	2,300,000	2,300,000
Inventory Concentrate Stockpiles Write Down				1,000,000
Escrow Deposit				8,000,000			20,600,000	8,000,000
Deposits related to construction insurance program	1,500,000				1,500,000		1,500,000
Restricted Cash and Cash Equivalents	1,200,000				1,200,000		1,200,000
Increase (Decrease) in Deposits Outstanding			18,200,000
Depreciation							14,000,000	6,000,000	3,900,000
Concentrate stockpiles	5,666,000			4,206,000	5,666,000		3,704,000	4,206,000
Raw materials	93,909,000			400,000	93,909,000		44,770,000	400,000
Work in process	60,754,000			3,582,000	60,754,000		16,602,000	3,582,000
Finished goods	114,671,000			9,307,000	114,671,000		45,045,000	9,307,000
Materials and supplies	6,133,000			1,327,000	6,133,000		1,822,000	1,327,000
Total current	281,133,000			18,822,000	281,133,000		111,943,000	18,822,000
Concentrate stockpiles	1,322,000			5,108,000	1,322,000		1,144,000	5,108,000
Raw materials	8,279,000			0	8,279,000		3,186,000	0
Finished goods	0			104,000	0		32,000	104,000
Total long-term	9,601,000			5,212,000	9,601,000		4,362,000	5,212,000
Less accumulated depreciation	(37,283,000)			(10,260,000)	(37,283,000)		(23,237,000)	(10,260,000)
Property, plant and equipment, net	1,363,444,000			93,966,000	1,363,444,000		561,628,000	93,966,000
Valuation Allowance Percentage				100.00%				100.00%	100.00%
Ownership Interest Acquired in Joint Venture																				0.33
Proceeds from Contributed Capital					390,225,000	0	0	15,000,000	18,004,000												15,000,000
Finite-Lived Intangible Assets, Accumulated Amortization	16,230,000			147,000	16,230,000		383,000	147,000
Intangible assets, net	$ 479,173,000			$ 639,000	$ 479,173,000		$ 3,072,000	$ 639,000

[1]	Represents costs incurred for Project Phoenix Phase 1 and Project Phoenix Phase 2 and all other capital projects. See Note 2.